OTHER LIABILITIES (Details) - Nonrelated party ₫ in Millions	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)
Current non-financial liabilities:
Provision for contract penalty, compensations and purchase commitments	₫ 1,605,509	$ 63,911,031	₫ 1,853,326
Provision for residual guarantee program	269,646	10,733,888	140,461
Tax payables	3,055,904	121,647,387	2,041,629
Assurance-type warranties	5,796,466	230,741,849	2,215,403
Payables to employees	1,050,767	41,828,231	993,210
Payable relating to government grant	2,093,808	83,348,911
Others	2,233,977	88,928,665	2,229,754
TOTAL CURRENT LIABILITIES	16,106,077	641,139,963	9,473,783
Non-current non-financial liabilities:
Assurance-type warranties	15,154,795	603,271,964	3,414,032
Provision for residual guarantee program	1,663,327	66,212,611	857,308
Payable relating to government grant			1,892,983
Others	683,964	27,226,782	135,790
TOTAL NON-CURRENT LIABILITES	₫ 17,502,086	$ 696,711,357	₫ 6,300,113